Investment Objectives and Goals - U.S. Small and Mid Cap Equity Fund	Nov. 01, 2024
Class 1 Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Class 1A Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Class 2 Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Class 4 Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.